Other Financial Assets At Amortised Cost (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Financial Assets at Amortised Cost

	Group
	2019 £m	2018 £m
Asset backed securities	532	720
Debt securities	6,524	6,509

	7,056	7,229